Expense Example - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity Focused High Income Fund - Fidelity Focused High Income Fund
Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 77
3 years	241
5 years	421
10 years	$ 941